CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow from operating activities
Loss for the period	€ (8,525)	€ (11,313)	€ (9,594)
Depreciation and amortization	3,163	2,542	2,982
Foreign currency exchange differences on loans to subsidiaries	1,056	1,092	(24)
Impairment losses on goodwill and intangible assets		1,130	818
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest		256
Share-based compensation expense	386
Impairment losses on trade receivables	237	367
Change in investment in joint venture	11
Change in fair value of the Performance Participation Interest	17
Change in derivative equity forward	(352)
Change in inventory allowance	(515)	954	1,118
Proceeds from customer loans		10	1,091
Changes in deferred income taxes	79		(67)
Loss on disposal of assets	15	46	71
Change in working capital	(2,654)	(8,422)	(8,369)
Trade and other receivables, inventories and current assets	(2,978)	(6,784)	(8,494)
Trade payables	629	(27)	(584)
Other liabilities and provisions and deferred income	(310)	(1,657)	698
Income tax payable/receivables	5	46	11
Total	(7,082)	(13,338)	(11,974)
Cash Flow from investing activities
Proceeds from disposal of property, plant and equipment and intangible assets		14	427
Payments to acquire property, plant and equipment and intangible assets	(3,374)	(3,700)	(1,402)
Net proceeds from disposal of (payments to acquire) financial assets	4,077	34,979	68,344
Investment in Joint Venture	(50)
Total	(4,683)	15,466	7,181
Cash Flow from financing activities
Repayment from bank overdrafts and lines of credit	(166)	(159)	(64)
Repayment of sale and leaseback obligation	(384)	(535)	(816)
Repayment of finance lease obligation	(51)	(36)	(16)
Repayment from long-term debt	(732)	(378)	(203)
Proceeds of long-term debt	12,612	4,724
Total	11,279	3,616	(1,099)
Net increase (decrease) in cash and cash equivalents	(486)	5,744	(5,892)
Cash and cash equivalents at beginning of period	7,849	2,086	8,031
Changes to cash and equivalents due to foreign exchanges rates	206	19	(53)
Cash and cash equivalents at end of period	7,569	7,849	2,086
Supplemental Cash Flow Information
Interest paid	206	201	250
Interest received	16	39	123
Income taxes paid		2
Property, plant and equipment and intangible assets added under finance lease	€ 123	€ 57	€ 43